JPMorgan Equity Premium Income Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	46 Months Ended	60 Months Ended	76 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.16%	14.53%	13.68%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	3.05%	2.47%	2.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.14%		7.30%	7.68%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.46%		7.94%	8.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.37%		8.74%	8.86%
Performance Inception Date	Aug. 31, 2018
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.37%		4.85%	5.12%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		5.04%	5.22%